SEGMENT AND GEOGRAPHIC INFORMATION - Reconciliation from total segment adjusted EBITDA to loss before income tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEGMENT AND GEOGRAPHIC INFORMATION
Total segment adjusted EBITDA	€ 6,267	€ (74,457)	€ 39,099
Financial result	(72,178)	(3,824)	9,594
Depreciation and amortization	(4,824)	(7,315)	(6,904)
Share of loss from equity method investees	(406)		(1,057)
Income tax benefit (expense)	41	1,492	(2,778)
Net income (loss) for the period	€ (71,100)	€ (84,104)	€ 37,954